Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2022	December 31, 2021

Electronic equipment	$337,879	$335,788
Vehicles	149,346	149,442
Leasehold improvement	260,951	83,079
Office furniture	22,043	26,563
Subtotal	770,219	594,872
Construction in progress	495,551	80,330
Less: accumulated depreciation	(246,050)	(150,774)
Property and equipment, net	$1,019,720	$524,428